Borrowings	6 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Borrowings

Note 19. Borrowings

	Consolidated
	31 December 2025	30 June 2025
	$	$
Current liabilities
Loan – Director(i)	5,086	5,086
Loan from associated entities(ii)	157,215	156,828
Shareholder Loans(iii)	2,876,935	2,485,632
Non interest bearing loan	15,000	-
Convertible notes payable(iv)	2,147,623	2,037,413
Debt discount(v)	(101,455)	(481,104)
	5,100,404	4,203,855
Non-current liabilities
Loan from Director (term – 5 years, interest free)	13,550	13,550

	5,113,954	4,217,405

Loans from Directors

(i) This is an unsecured and interest free loan with no maturity terms provided by directors of the Company.

Loan from associated entities

(ii) During the previous financial years ended 30 June 2021 and 30 June 2020, the Company received unsecured loans from Nutrition DNA and Domalina Unit Trust. Such loans have a maturity term of 5 years, and 0.5% interest per annum. Nutrition DNA and Domalina Unit Trust are entities associated with Nathan Givoni and Simon Szewach directors of the Company

Shareholder loans

(iii) On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders). Under the loan agreement, the Company received loans amounting to $1,493,445, at an interest rate of 12% per annum. The loans had an original maturity term of 18-months and were expected to be mature on 15 July 2023.

As part of the loan agreement, the Company issued 63,807 fully paid ordinary shares, valued at $373,903 to the Lending Shareholders on 28 February 2022. The issuance of shares was recognised as transaction cost associated with the loan agreement.

The Company has recognised the shareholders loans initially at fair value of $1,119,542 (being the amounts received, net of transaction costs) and subsequently carried at amortised cost using an effective interest method.

On 3 January 2023, the shareholders loans were extended for an additional 12 months at an interest rate of 12% maturing on 15 July 2024. As at 30 June 2024, the shareholders loans were reclassified from non-current to current during as their repayment date is less than 12 months after 30 June 2024.

Subsequent to 31 December 2024, the Company and the lending shareholders agreed to extend the loan maturity until 31 December 2025.

The cost of equity-settled transactions are measured at fair value on grant date. Fair value is generally determined using either the Binomial or Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk free interest rate for the term of the option, together with non-vesting conditions that do not determine whether the Consolidated Entity receives the services that entitle the employees to receive payment. No account is taken of any other vesting conditions.

The cost of equity-settled transactions are recognised as an expense with a corresponding increase in equity over the vesting period. The cumulative charge to profit or loss is calculated based on the grant date fair value of the award, the best estimate of the number of awards that are likely to vest and the expired portion of the vesting period. The amount recognised in profit or loss for the period is the cumulative amount calculated at each reporting date less amounts already recognised in previous periods.

The table below shows the movement of Shareholder loans during the respective periods.

	Consolidated
	31 December 2025	30 June 2025
	$	$
Opening Shareholder Loan balance	2,485,632	1,923,000
Interest accrued during the year*	391,303	634,149
Repayment during the period	-	(71,517)
	2,876,935	2,485,632

*	Interest accrued represent the six months interest accrued as at 31 December 2025 and twelve months interest accrued as at 30 June 2025.

Convertible notes

(iv) On 5 May 2023 the directors received Board approval to issue up to $1,000,000 in $1 unsecured convertible notes redeemable on 31 December 2025, an interest rate of 12% and a conversion discount of 12%. On a Liquidity event, or at least 90 days prior to Maturity, each Noteholder may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;

●	in the case of a Listing, the price per Share set for the underlying securities that are offered for issue as part of the Listing;

●	in the case of a Sale Event, the price per Share set for the underlying securities that are to be sold as part of the Sale Event; and

●	in the case of a Qualifying Transaction, the price per Share set for the underlying securities that are to be issued as part of the Qualifying Transaction

●	of which the Noteholder has a conversion discount of 12% to the determined market value.

The convertible note balance as at 31 December 2024 comprises of convertible note funds received $ 747,262 and accrued interest of $97,266.

Since the year ended June 30, 2023, the Company has issued the following additional convertible notes (on the same terms and conditions as the previous convertible notes);

●	September 2023, $25,000

●	October 2023, $150,000

The total amount raised from the convertible note issue was $1,004,889, over the Board approved amount of $1,000,000, due to the impact of movements in exchange rates. The issue has now been fully subscribed and was closed in October 2023.

On 2 February 2024, the Board of Directors approved the issuance of convertible notes (the “February 2024 Convertible Note”) to raise up to AUD$400,000. Each February 2024 Convertible Note shall have a face value of AUD$1, an annual interest rate of 6% and have a maturity date of 31 December 2025. On 26 March 2024, the Company closed the February 2024 Convertible Note offering, raising AUD$357,338.

On 27 May 2024, the Board of Directors approved the issuance of convertible notes (the “May 2024 Convertible Note”) to raise up to AUD$1,000,000. Each May 2024 Convertible Note had a face value of AUD$1, an annual interest rate of 6% and have a maturity date of 31 December 2025. As at 30 June 2024, the Company had received proceeds of AUD$250,000 through the issuance of the May 2024 Convertible Notes.

Each holder of Convertible Note may, on a Liquidity event, or at least 90 days prior to Maturity, may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;

●	in the case of a Listing, the price per Share set for the underlying securities that are offered for issue as part of the Listing;

●	in the case of a Sale Event, the price per Share set for the underlying securities that are to be sold as part of the Sale Event; and

●	in the case of a Qualifying Transaction, the price per Share set for the underlying securities that are to be issued as part of the Qualifying Transaction of which the Noteholder has a conversion discount of 22% to the determined market value.

The table below shows the movement of Convertible Notes during the respective periods.

	Consolidated
	31 December 2025	30 June 2025
	$	$
Opening convertible note balance	2,037,412	1,745,897
Convertible notes issued – received in cash	-	1,327,262
Interest accrued	110,209	169,343
Repayment During the year – in cash	-	(772,975)
Convertible notes converted into shares	-	(432,115)
	2,147,621	2,037,412
	Consolidated
	31 December 2025	30 June 2025
	$	$
Opening balance	481,104	-
Debt discount on convertible notes recognised during the period	-	1,279,184
Correction of debt discount and derivative liability	-	292,961
Amortisation of discount	(379,649)	(1,091,041)
	101,455	481,104

Embedded derivative on convertible notes

(v) In accordance with the policy noted in Note 3, when the Company’s shares attained a trading stock price upon the completion of the IPO and listing of the Company’s shares, the Company valued and separately accounted for the derivative embedded within convertible notes issued by the Company.

The embedded derivative for the October 2024 convertible notes was valued using a Black-Scholes valuation model as at the Company’s IPO date with following key assumptions:

-	Company stock price on measurement date: $4.46

-	Risk free rate: 4.29%

-	Term: 1.17 years

-	Volatility: 79%

The embedded derivative for the February 2025 convertible notes was valued using a Black-Scholes valuation model as at the Company’s IPO date with following key assumptions:

-	Company stock price on measurement date: $2.91

-	Risk free rate: 4.09%

-	Term: 1.3 years

-	Volatility: 85%-86%

The embedded derivative for the 2025 convertible note settlements was valued using a Black-Scholes valuation model as at the Company’s IPO date with following key assumptions:

-	Company stock price on measurement date: $3.84

-	Risk free rate: 4.25%

-	Term: 0.98 years

-	Volatility: 82%-85%

The embedded derivative for the remaining convertible notes as of 31 December 2025 was valued using a Black-Scholes valuation model as at the Company’s IPO date with following key assumptions:

-	Company stock price on measurement date: $1.19

-	Risk free rate: 67%

-	Term: 0.5 years

-	Volatility: 68%-87%

This calculation produced an estimated fair value of the embedded derivative of $1,572,145, was accounted for as a liability as the conversion terms of the notes do not always result in a conversion of a fixed dollar amount of liability for a fixed number of shares. The difference between the face value of the notes and their liability component following the classification of the embedded derivative as a liability was accounted for as a debt discount, which will be amortised as finance costs across the life of the notes. The fair value adjustment of the convertible notes as at 31 December 2025 resulted in a gain of $706,871.